Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Revenue disaggregated by customer profile is as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Top client	$337,904	$350,287	$352,335
Clients 2-5	754,906	704,963	671,723
Clients 6-10	350,865	347,832	385,741
Clients 11-25	501,643	529,713	461,351
Other	851,970	873,044	724,627
Total	$2,797,288	$2,805,839	$2,595,777